Note 17 - Parent Only Financial Statements (Details) - Condensed Statements of Financial Condition (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Jun. 30, 2014	Jun. 30, 2013
Assets
Cash and due from banks	$ 6,145
Loan receivable	231,449
Other assets	2,978
Total Assets	340,252
Liabilities
Other liabilities	2,584
Total liabilities	299,227
Stockholders’ Equity
Common stock	562
Retained earnings	21,766
Unallocated common stock held by ESOP	(674)
Treasury stock	(5,244)
Total Stockholders’ Equity	41,025
Total Liabilities and Stockholders’ Equity	340,252
Restatement Adjustment [Member] | Parent Company [Member]
Assets
Cash and due from banks		3,232	2,994
Loan receivable		996	1,172
Investments in subsidiaries		36,382	35,135
Other assets		178	1,172
Total Assets		40,788	40,473
Liabilities
Other liabilities		100	1,082
Total liabilities		100	1,082
Stockholders’ Equity
Common stock		562	562
Paid-in capital		24,616	24,473
Retained earnings		21,548	20,560
Unallocated common stock held by ESOP		(759)	(927)
Treasury stock		(5,244)	(5,244)
Accumulated other comprehensive loss		(35)	(33)
Total Stockholders’ Equity		40,688	39,391
Total Liabilities and Stockholders’ Equity		40,788	40,473
Restatement Adjustment [Member]
Assets
Cash and due from banks		6,432	19,941
Loan receivable		230,275	223,256
Other assets		3,070	4,160
Total Assets		345,124	352,470
Liabilities
Other liabilities		2,553	2,480
Total liabilities		304,436	313,079
Stockholders’ Equity
Common stock		562	562
Retained earnings		21,548	20,560
Unallocated common stock held by ESOP		(759)	(927)
Treasury stock		(5,244)	(5,244)
Total Stockholders’ Equity		40,688	39,391
Total Liabilities and Stockholders’ Equity		345,124	352,470
Parent Company [Member]
Assets
Cash and due from banks	3,161
Loan receivable	903
Investments in subsidiaries	36,778
Other assets	235
Total Assets	41,072
Liabilities
Other liabilities	47
Total liabilities	47
Stockholders’ Equity
Common stock	562
Paid-in capital	24,689
Retained earnings	21,766
Unallocated common stock held by ESOP	(674)
Treasury stock	(5,244)
Accumulated other comprehensive loss	(74)
Total Stockholders’ Equity	41,025
Total Liabilities and Stockholders’ Equity	$ 41,072